Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,878,762)	$ (3,932,965)	$ (7,570,873)	$ (787,512)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	507,836	693,805	543,212	311,783
Provision of credit loss allowance			56,005	602,896
Inventory written off				206,676
Change in operating assets and liabilities
Account receivables	2,719,112	3,714,850	(3,492,530)	301,171
Contract asset	20,729	28,320	(78,603)
Deposits, prepaid expenses and other current assets	(1,189,069)	(1,624,508)	1,440,391	(873,274)
Inventory	54,147	73,976	166,006	(130,760)
Account payables	295,351	403,508	179,360	488
Accruals and other payables	(231,542)	(316,332)	(163,588)	694,614
Income tax payable	(175,619)	(239,930)	(76,526)	74,534
Contract liabilities	32,347	44,192	1,452,346	(351,782)
Net cash from operating activities	(845,470)	(1,155,084)	(7,544,800)	48,834
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(11,639)	(15,901)	(21,265)	(33,939)
Additions to intangible assets	(1,022,601)	(1,397,077)	(892,109)	(1,197,229)
Net cash used in investing activities	(1,034,240)	(1,412,978)	(913,374)	(1,231,168)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loan			38,500	719,176
Repayment of bank loans	(552,544)	(754,885)	(1,225,129)	(117,305)
Repayment of other payables to related parties	(65,239)	(89,130)	(369,688)	(204,869)
Proceeds from issuance of shares	2,044,865	2,793,695	10,795,690	2,000,000
Principal payment of lease liabilities	(68,072)	(93,000)	(127,563)	(1,437,381)
Net cash used in financial activities	1,359,010	1,856,680	9,111,810	959,621
Net change in cash and cash equivalents	(520,700)	(711,382)	653,636	(222,713)
Foreign currency translation	28,362	38,748	(1,200)
Cash and cash equivalents as of beginning of the year	869,168	1,187,459	535,023	757,736
Cash and cash equivalents as of end of the year	376,830	514,825	1,187,459	535,023
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid/(received) for income tax		(128,612)	23,086	118,681
Cash (received)/paid for income tax	(94,138)
Cash paid for interest	$ 25,506	$ 34,846	$ 183,046	$ 130,868